Organization and Summary of Significant Accounting Policies - Securities Excluded from Calculation of Diluted Net (Loss) Income Per Share (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted net (loss) income per share	2,237	12,543	12,558	639	11,632
Convertible preferred stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted net (loss) income per share		9,929	9,929		9,547
Options to purchase common stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted net (loss) income per share	2,235	2,526	2,545	551	1,997
Warrants to purchase common stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted net (loss) income per share	2
Warrants to purchase convertible preferred stock [Member]
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from calculation of diluted net (loss) income per share		88	84	88	88